EMPLOYEE CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE CONTRIBUTION PLAN
Total expense for defined contribution plan	¥ 183,210	¥ 208,556	¥ 191,914